Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Detail) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Facility Limit	[1]	$ 6,000,000,000	$ 6,000,000,000
Outstanding Commercial Paper	[1],[2]	1,883,000,000	3,076,000,000
Outstanding Letters of Credit	[1]	131,000,000	202,000,000
Facility Capacity Available	[1]	3,986,000,000	2,722,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[3]	6,000,000,000	6,000,000,000
Outstanding Commercial Paper	[3],[4]	941,000,000	745,000,000
Outstanding Letters of Credit	[3]	$ 140,000,000	$ 40,000,000

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facility was 4.73% and 0.31% at December 31, 2022 and 2021, respectively.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[4]	The weighted-average interest rates of the outstanding commercial paper supported by the credit facility was 4.68% and 0.26% at December 31, 2022 and 2021, respectively.